Shareholders' equity - Conditional capital (Details) € / shares in Units, € in Thousands		12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) Options € / shares shares	Dec. 31, 2022 EUR (€) Options € / shares shares	Dec. 31, 2021 EUR (€) Options
Shareholders' equity
Nominal value per share | € / shares		€ 1.00	€ 1.00
Outstanding number of options | Options		0	2,471,116	3,013,000
Options exercised | Options			409,000
Increase in capital stock from shares issued out of Conditional Capital | €		€ (1,190)	€ 20,405	€ 5,590
2011 SOP
Shareholders' equity
Conditional increase in capital | €	€ 12,000
Conditional increase in capital (in shares) | shares	12,000,000
Nominal value per share | € / shares	€ 1.00
Outstanding number of options | Options		0
Options exercised | Options		0
Conditional capital | €		€ 8,957
Increase in capital stock from shares issued out of Conditional Capital, shares | shares		0	409,110
Increase in capital stock from shares issued out of Conditional Capital | €			€ 409
Shares issuable out of Conditional Capital | shares		0